SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Capital expenditures	$ 3,290	$ 3,122
Cash expenditures	3,174	3,086
Increase (decrease) in accrued capital expenditures	116	36
Reportable total [Member]
Disclosure of operating segments [line items]
Capital expenditures	3,417	3,205
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	818	615
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	397	427
Operating segments | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Capital expenditures	103	102
Operating segments | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Capital expenditures	269	441
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	383	375
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	127	83
Operating segments | Lumwana [Member]
Disclosure of operating segments [line items]
Capital expenditures	457	320
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	178	206
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	150	107
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	261	231
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	3,143	2,907
Unallocated amounts [member] | Other
Disclosure of operating segments [line items]
Capital expenditures	274	298
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	$ (127)	$ (83)